Summary of Goodwill Activity (Detail)	12 Months Ended
Mar. 31, 2016 USD ($)
Goodwill [Line Items]
Goodwill - beginning of year	$ 2,168,833
Decrease from disposal of ACC assets	(461,500)
Other	(907)
Goodwill - end of year	1,622,483
Acquisition of AKM
Goodwill [Line Items]
Impairment loss in AKM	$ (83,943)